Notes And Trade Payables - Notes Payable and Trade Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Notes payables	$ 80	$ 182
Trade payables	29,271	37,935
Notes payable and trade payable	$ 29,351	$ 38,117